MERRILL LYNCH
PENNSYLVANIA
MUNICIPAL
BOND FUND



[FUND LOGO]
STRATEGIC
         Performance



Semi-Annual Report

January 31, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Pennsylvania
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                              #11299 -- 1/98



[RECYCLE LOGO]
Printed on post-consumer recycled paper



Merrill Lynch Pennsylvania Municipal Bond Fund        January 31, 1998

TO OUR SHAREHOLDERS

The Municipal Market Environment
During the six months ended January 31, 1998, long-term bond yields declined to recent historic lows. Prior to late October, the ongoing positive combination of moderate economic growth and low inflation had allowed interest rates to gradually move lower. During the last three months, however, the decline in interest rates was driven more by the continued turmoil in Asian equity markets than by fundamental concerns. A significant "flight to quality" has benefited the US Treasury bond market, particularly longer-maturity US Treasury bonds, as foreign investors have sought safe haven in the relative stability of US financial markets. Over the six months ended January 31, 1998, US Treasury bond yields declined approximately 50 basis points (0.50%) to 5.81%.

Without the ability to benefit from the tax advantage inherent in municipal bonds, foreign investors have not participated in the tax-exempt market. Consequently, municipal bond yields have not declined dramatically as have taxable US Treasury securities. Long-term municipal revenue bond yields, as measured by the Bond Buyer Revenue Index, declined only 15 basis points to end the six-month period ended January 31, 1998 at 5.33%. Nevertheless, tax-exempt bond yields have not reached these levels since the mid-1970s.

The increase in new municipal bond issuance over the past six months has also prevented the tax-exempt bond market from more closely mirroring the yield declines exhibited by its taxable counterpart. During the last six months, over $120 billion in new long-term municipal bonds were underwritten, an increase of over 30% compared to the same six-month period one year ago. As interest rates have continued to decline in recent months, new tax-exempt bond issuance has remained strong. Over $60 million in new long-term municipal securities were issued during the last three months, an increase of over 20% compared to the same three-month period ended January 31, 1997. During the past month, over $16 billion in new long-term municipal securities were underwritten, representing an increase of over 40% compared to the January 1997 level.

In our opinion, the recent correction in world equity markets has enhanced the near-term prospects for continued low, if not declining, interest rates in the United States. It is likely that the recent correction will result in slower US domestic growth in the coming months. This decline should be generated in part by reduced US export growth. Additionally, some decline in consumer spending can also be expected because of reduced consumer confidence. Perhaps more importantly, it is likely that, barring a dramatic and unexpected resurgence in domestic growth, the Federal Reserve Board will be unwilling to raise interest rates until the full impact of the equity market's corrections can be established.

All of these factors suggest that over the near term, interest rates, including tax-exempt bond yields, are unlikely to rise by any appreciable amount. It is probable that municipal bond yields will remain under some relative pressure because of continued strong new-issue supply. However, the recent pace of municipal bond issuance is likely to be unsustainable. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancings. Preliminary estimates of 1998 total municipal bond issuance are presently in the $195 billion--$220 billion range. These estimates suggest that recent supply pressures are likely to abate somewhat next year, or at least exert only minimal technical pressure during 1998. Additionally, municipal bond investors received approximately $23 billion in January coupon payments, bond maturities and proceeds from early redemptions, which should serve to intensify investor demand in the near future. With tax-exempt bond yields at already attractive yield ratios relative to US Treasury bonds (approximately 90% at the end of December 1997), any further pressure on the municipal market may well represent an attractive investment opportunity.

Portfolio Strategy
During the six-month period ended January 31, 1998, our investment strategy consisted of maintaining cash reserves below 5% and having a defensive portfolio structure of current and premium coupon issues that would have outperformed other tax-exempt issues in a rising interest rate environment. Our expectation was that further economic growth would lead to additional tightenings of monetary policy by the Federal Reserve Board. We essentially maintained this strategy until September, when our outlook became positive toward the municipal bond market. At that time, it appeared that risk was biased toward lower rather than higher interest rates. Accordingly, we adopted a more aggressive portfolio strategy by increasing the duration of the Fund with the purchase of securities that offered superior total return prospects. We also reduced our cash reserves to below 2%. In October, as a result of the turmoil in the world financial markets, a more positive outlook for bonds occurred with the expectation that Federal Reserve Board policy would be on hold. In addition, most economic forecasts changed to slower growth and stable-to-lower long-term interest rates in 1998 as inflationary pressures receded and commodity prices dropped, reflecting the effect of the Asian financial crisis.

Looking forward, we anticipate remaining fully invested during the upcoming months in order to seek to enhance the Fund's performance.

In Conclusion
We appreciate your ongoing interest in Merrill Lynch Pennsylvania
Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President

/S/WILLIAM R. BOCK
William R. Bock
Vice President and Portfolio Manager

March 3, 1998



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return

                                 % Return Without     % Return With
                                   Sales Charge         Sales Charge**
Class A Shares*
Year Ended 12/31/97                  +9.08%               +4.72%
Five Years Ended 12/31/97            +7.18                +6.31
Inception (8/31/90)
through 12/31/97                     +8.29                +7.69

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.


                                   % Return              % Return
                                 Without CDSC           With CDSC**
Class B Shares*
Year Ended 12/31/97                  +8.53%               +4.53%
Five Years Ended 12/31/97            +6.64                +6.64
Inception (8/31/90)
through 12/31/97                     +7.75                +7.75

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                                   % Return              % Return
                                 Without CDSC           With CDSC**
Class C Shares*
Year Ended 12/31/97                  +8.42%               +7.42%
Inception (10/21/94)
through 12/31/97                     +7.96                +7.96

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                                 % Return Without     % Return With
                                   Sales Charge         Sales Charge**
Class D Shares*
Year Ended 12/31/97                  +9.06%               +4.70%
Inception (10/21/94)
through 12/31/97                     +8.57                +7.19

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.



Performance Summary -- Class A Shares

                                        Net Asset Value            Capital Gains
Period Covered                    Beginning         Ending          Distributed         Dividends Paid*          % Change**

8/31/90 -- 12/31/90               $10.00            $10.05             --                 $0.237                 + 2.90%
1991                               10.05             10.61             --                  0.678                 +12.75
1992                               10.61             10.90           $0.005                0.660                 + 9.31
1993                               10.90             11.65            0.040                0.638                 +13.39
1994                               11.65             10.43             --                  0.606                 - 5.35
1995                               10.43             11.57             --                  0.617                 +17.26
1996                               11.57             11.27            0.021                0.611                 + 3.03
1997                               11.27             11.51            0.087                0.667                 + 9.08
1/1/98 -- 1/31/98                  11.51             11.55             --                  0.040                 + 0.78
                                                               Total $0.153         Total $4.754
                                                                         Cumulative total return as of 1/31/98:  +80.79%**

 * Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.





Performance Summary -- Class B Shares

                                        Net Asset Value            Capital Gains
Period Covered                    Beginning         Ending          Distributed         Dividends Paid*          % Change**

8/31/90 -- 12/31/90               $10.00            $10.05             --                 $0.219                 + 2.73%
1991                               10.05             10.61             --                  0.626                 +12.18
1992                               10.61             10.90           $0.005                0.605                 + 8.76
1993                               10.90             11.65            0.040                0.580                 +12.82
1994                               11.65             10.43             --                  0.551                 - 5.82
1995                               10.43             11.56             --                  0.561                 +16.57
1996                               11.56             11.27            0.021                0.554                 + 2.60
1997                               11.27             11.51            0.087                0.609                 + 8.53
1/1/98 -- 1/31/98                  11.51             11.55             --                  0.036                 + 0.74
                                                               Total $0.153         Total $4.341
                                                                         Cumulative total return as of 1/31/98:  +74.12%**

 * Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





Performance Summary -- Class C Shares

                                        Net Asset Value            Capital Gains
Period Covered                    Beginning         Ending          Distributed         Dividends Paid*          % Change**

10/21/94 -- 12/31/94              $10.68            $10.43             --                 $0.109                 - 1.31%
1995                               10.43             11.57             --                  0.550                 +16.55
1996                               11.57             11.27           $0.021                0.543                 + 2.41
1997                               11.27             11.51            0.087                0.598                 + 8.42
1/1/98 -- 1/31/98                  11.51             11.55             --                  0.035                 + 0.73
                                                               Total $0.108         Total $1.835
                                                                         Cumulative total return as of 1/31/98:  +28.65%**

 * Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





Performance Summary -- Class D Shares

                                        Net Asset Value            Capital Gains
Period Covered                    Beginning         Ending          Distributed         Dividends Paid*          % Change**

10/21/94 -- 12/31/94              $10.68            $10.44             --                 $0.120                 - 1.10%
1995                               10.44             11.58             --                  0.607                 +17.13
1996                               11.58             11.28           $0.021                0.601                 + 2.93
1997                               11.28             11.53            0.087                0.656                 + 9.06
1/1/98 -- 1/31/98                  11.53             11.56             --                  0.040                 + 0.68
                                                               Total $0.108         Total $2.024
                                                                         Cumulative total return as of 1/31/98:  +30.93%**

 * Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.






Recent Performance Results

                                                                                            12 Month      3 Month
                                                   1/31/98      10/31/97     1/31/97        % Change      % Change

Class A Shares*                                     $11.55       $11.54       $11.22         +3.72%(1)     +0.84%(1)
Class B Shares*                                      11.55        11.54        11.22         +3.72(1)      +0.84(1)
Class C Shares*                                      11.55        11.54        11.22         +3.72(1)      +0.84(1)
Class D Shares*                                      11.56        11.55        11.23         +3.71(1)      +0.84(1)
Class A Shares -- Total Return*                                                              +9.91(2)      +2.72(3)
Class B Shares -- Total Return*                                                              +9.35(4)      +2.59(5)
Class C Shares -- Total Return*                                                              +9.24(6)      +2.57(7)
Class D Shares -- Total Return*                                                              +9.79(8)      +2.70(9)
Class A Shares -- Standardized 30-day Yield           4.19%
Class B Shares -- Standardized 30-day Yield           3.85%
Class C Shares -- Standardized 30-day Yield           3.75%
Class D Shares -- Standardized 30-day Yield           4.09%

 *  Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.087 per share capital gains distributions.
(2) Percent change includes reinvestment of $0.664 per share ordinary income dividends and $0.087 per share capital gains distributions.
(3) Percent change includes reinvestment of $0.215 per share ordinary income dividends and $0.087 per share capital gains distributions.
(4) Percent change includes reinvestment of $0.607 per share ordinary income dividends and $0.087 per share capital gains distributions.
(5) Percent change includes reinvestment of $0.201 per share ordinary income dividends and $0.087 per share capital gains distributions.
(6) Percent change includes reinvestment of $0.595 per share ordinary income dividends and $0.087 per share capital gains distributions.
(7) Percent change includes reinvestment of $0.198 per share ordinary income dividends and $0.087 per share capital gains distributions.
(8) Percent change includes reinvestment of $0.654 per share ordinary income dividends and $0.087 per share capital gains distributions.
(9) Percent change includes reinvestment of $0.213 per share ordinary income dividends and $0.087 per share capital gains distributions.





Merrill Lynch Pennsylvania Municipal Bond Fund                                                              January 31, 1998

SCHEDULE OF INVESTMENTS                                                                                        (in Thousands)

S&P      Moody's       Face                                                                                         Value
Ratings  Ratings      Amount                                    Issue                                             (Note 1a)

Pennsylvania -- 98.0%
AAA       Aaa          $4,000     Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds
                                  (Pittsburgh International Airport), Series B, 5% due 1/01/2019 (c)               $3,944
NR*       A3            2,000     Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                  (South Hills Health System), Series A, 6.50% due 5/01/2014                        2,216
                                  Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds:
AAA       Aaa           4,785     (Commercial Development MPB Association Project), Mercy Hospital of Pittsburgh,
                                  7.70% due 12/01/2013 (e)                                                          6,362
BBB-      Baa3          2,000     (Environmental Improvement -- USX Corporation Project), 6.10% due 7/15/2020       2,137
AAA       Aaa           3,500     Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds,
                                  5.375% due 12/01/2024 (c)                                                         3,588
AAA       Aaa           3,550     Cambria County, Pennsylvania, Refunding, GO, UT, Series A, 6.625%
                                  due 8/15/2014 (d)                                                                 4,031
BBB+      NR*           2,000     Cumberland County, Pennsylvania, Municipal Authority Revenue Bonds
                                  (Presbyterian Homes Inc. Project), 6% due 12/01/2026                              2,100
A-        NR*           5,350     Delaware County, Pennsylvania, Hospital Authority Revenue Bonds
                                  (Riddle Memorial Hospital), 6.50% due 1/01/2022                                   5,687
                                  Delaware County, Pennsylvania, IDA, PCR (a):
A1+       P1            4,500     (BP Oil Inc. Project), UPDATES, 3.65% due 12/01/2009                              4,500
A1+       P1            1,600     Refunding (BP Exploration and Oil), VRDN, 3.65% due 10/01/2019                    1,600
NR*       NR*             920     Erie -- Western Pennsylvania, Port Authority, General Revenue Bonds,
                                  6.875% due 6/15/2016                                                              1,000
A-        NR*           4,990     Gettysburg, Pennsylvania, Municipal Authority, College Revenue
                                  Refunding Bonds (Gettysburg College Project), 6.60% due 2/15/2012                 5,333
NR*       Baa1          3,000     Latrobe, Pennsylvania, IDA, College Revenue Bonds (Saint Vincent
                                  College Project), 6.75% due 5/01/2024                                             3,274
AAA       Aaa           3,000     Lehigh County, Pennsylvania, General Purpose Authority Revenue Bonds
                                  (Saint Luke's Hospital -- Bethlehem), 6.25% due 7/01/2022 (b)                     3,266
                                  Luzerne County, Pennsylvania, IDA, Exempt Facilities Revenue Refunding Bonds
                                  (Pennsylvania Gas and Water Company Project), AMT, Series A:
A-        A3            3,600     7.20% due 10/01/2017                                                              3,987
AAA       Aaa           2,000     7% due 12/01/2017 (b)                                                             2,291
                                  Montgomery County, Pennsylvania, Higher Education and Health Authority,
                                  Hospital Revenue Bonds:
AAA       Aaa           2,500     (Abington Hospital), MVRICS, Series A, 9.145% due 6/01/2011 (b)(h)                2,941
BBB       NR*           2,835     (Northwestern Corporation), 7% due 6/01/2012                                      3,084
BBB+      Baa2          2,665     Montgomery County, Pennsylvania, IDA, PCR, Refunding (Philadelphia
                                  Electric Company), AMT, Series A, 7.60% due 4/01/2021                             2,907
NR*       Aaa           2,000     North Allegheny, Pennsylvania, School District, UT, Series D, 5%
                                  due 5/01/2021 (d)                                                                 1,965
AAA       Aaa           4,000     North Wales, Pennsylvania, Water Authority Revenue Bonds, 7%
                                  due 11/01/2004 (d)(f)                                                             4,652
AAA       Aaa           2,500     Penn-Trafford, Pennsylvania, School District, Refunding, 4.80%
                                  due 5/01/2015 (b)                                                                 2,448
                                  Pennsylvania Convention Center Authority, Revenue Refunding Bonds, Series A:
BBB       Baa           1,555     6.70% due 9/01/2014                                                               1,724
BBB       Baa           2,500     6.75% due 9/01/2019                                                               2,773
BBB-      Baa2          1,500     Pennsylvania Economic Development Financing Authority, Exempt
                                  Facilities Revenue Bonds
                                  (MacMillan Limited Partnership Project), AMT, 7.60% due 12/01/2020                1,661
BBB       Baa3          4,000     Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                  Revenue Bonds (Sun Company Inc. -- R & M Project), AMT, Series A, 7.60%
                                  due 12/01/2024                                                                    4,690
AA        Aa2           1,000     Pennsylvania HFA, Refunding, RIB, AMT, Series 1991-31C, 10.005%
                                  due 10/01/2023 (h)                                                                1,147
                                  Pennsylvania HFA, S/F Mortgage, AMT:
AA+       Aa2           1,865     Refunding, Series 60A, 5.85% due 10/01/2027                                       1,919
AA+       Aa              905     Series 28, 7.65% due 10/01/2023                                                     953
AA+       Aa            2,165     Series 40, 6.90% due 4/01/2025                                                    2,347
AA+       Aa            1,500     Series 41B, 6.65% due 4/01/2025                                                   1,610
AA+       Aa2           1,250     Series 59A, 5.80% due 10/01/2029                                                  1,282
AA-       NR*           2,000     Pennsylvania State Finance Authority, Revenue Refunding Bonds
                                  (Municipal Capital Improvements Program), 6.60% due 11/01/2009                    2,223
                                  Pennsylvania State Higher Educational Facilities Authority,
                                  College and University Revenue Bonds:
NR*       Baa3          2,295     (Delaware Valley College of Science & Agriculture), 7% due 4/01/2022              2,508
NR*       NR*           1,030     (Pennsylvania College of Podiatric Medicine), 8.50% due 10/01/2014                1,091
BBB+      NR*           2,000     (Ursinus College), 5.90% due 1/01/2027                                            2,087
                                  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds:
AAA       Aaa           2,500     (Drexel University), 4.80% due 5/01/2028 (c)                                      2,381
NR*       A2            2,000     Refunding (Thomas Jefferson University), Series A, 6.625% due 8/15/2009           2,205
AAA       Aaa           1,500     Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia
                                  Airport System), AMT, Series B, 5.40% due 6/15/2027 (d)                           1,524
                                  Philadelphia, Pennsylvania, Authority for IDR:
NR*       Baa2          1,300     (Franklin Institute Project), 5.20% due 6/15/2026                                 1,266
A+        NR*           1,895     (National Board of Medical Examiners Project), 6.75% due 5/01/2012                2,084
AA        Aa3           1,690     Philadelphia, Pennsylvania, Authority for Industrial Development,
                                  Industrial and Commercial Revenue Bonds (Girard Estate Coal Mining
                                  Project), 5.50% due 11/15/2016                                                    1,754
AAA       Aaa           1,440     Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B,
                                  7% due 5/15/2020 (c)(g)                                                           1,761
                                  Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                                  Authority, Hospital Revenue Bonds:
A-        NR*           1,015     (Children's Seashore House), Series A, 7% due 8/15/2017                           1,117
A-        NR*           3,000     (Children's Seashore House), Series B, 7% due 8/15/2022                           3,289
BBB       NR*           2,595     (Northwestern Corp.), 7.125% due 6/01/2018                                        2,845
A-        Baa1          3,750     Refunding (Chestnut Hill Hospital), 6.50% due 11/15/2022                          4,024
AAA       NR*           3,000     Refunding (Presbyterian Medical Center), 6.65% due 12/01/2019 (g)                 3,553
AAA       Aaa           1,340     Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
                                  Series A, 5% due 8/01/2022 (b)                                                    1,316
A1+       NR*           1,500     Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                                  Refunding Bonds (Northeastern Power Company), VRDN, Series A, 3.70%
                                  due 12/01/2022 (a)                                                                1,500
A-        NR*           1,750     Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue
                                  Refunding Bonds (University of Scranton Project), Series A, 6.50%
                                  due 3/01/2013                                                                     1,882
AA        Aa3           5,000     Upper Saint Clair Township, Pennsylvania, School District Refunding Bonds,
                                  UT, 5.20% due 7/15/2027                                                           5,044

Puerto Rico -- 1.7%
A         Baa1          2,600     Puerto Rico Commonwealth, Refunding (Public Improvements), 4.50%
                                  due 7/01/2023                                                                     2,376

Total Investments (Cost -- $130,292 ) -- 99.7%                                                                    141,249

Other Assets Less Liabilities --  0.3%                                                                                357
                                                                                                                 --------
Net Assets -- 100.0%                                                                                             $141,606
                                                                                                                 ========

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1998.
(b) AMBAC Insured.
(c) MBIA Insured.
(d) FGIC Insured.
(e) FSA Insured.
(f) Prerefunded.
(g) Escrowed to maturity.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1998.
 *  Not Rated.

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Pennsylvania
Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.


AMT     Alternative Minimum Tax (subject to)
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
MVRICS  Municipal Variable Rate Inverse Class Securities
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
S/F     Single-Family
UPDATES Unit Priced Demand Adjustable Tax-Exempt Securities
UT      Unlimited Tax
VRDN    Variable Rate Demand Notes

See Notes to Financial Statements.






FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 1998

Assets:               Investments, at value (identified cost -- $130,292,019) (Note 1a)                         $141,248,959
                      Cash                                                                                            66,642
                      Receivables:
                      Securities sold                                                          $3,723,751
                      Interest                                                                  1,913,633
                      Beneficial interest sold                                                    240,759          5,878,143
                                                                                             ------------
                      Prepaid registration fees and other assets (Note 1e)                                            16,854
                                                                                                                ------------
                      Total assets                                                                               147,210,598
                                                                                                                ------------

Liabilities:          Payables:
                      Securities purchased                                                      4,871,133
                      Beneficial interest redeemed                                                418,415
                      Dividends to shareholders (Note 1f)                                         106,661
                      Investment adviser (Note 2)                                                  66,592
                      Distributor (Note 2)                                                         49,605          5,512,406
                                                                                             ------------
                      Accrued expenses and other liabilities                                                          92,689
                                                                                                                ------------
                      Total liabilities                                                                            5,605,095
                                                                                                                ------------

Net Assets:           Net assets                                                                                $141,605,503
                                                                                                                ============

Net Assets            Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:           shares authorized                                                                             $183,676
                      Class B Shares of beneficial interest, $.10 par value, unlimited number of
                      shares authorized                                                                              916,106
                      Class C Shares of beneficial interest, $.10 par value, unlimited number of
                      shares authorized                                                                               61,986
                      Class D Shares of beneficial interest, $.10 par value, unlimited number of
                      shares authorized                                                                               64,030
                      Paid-in capital in excess of par                                                           130,143,200
                      Accumulated realized capital losses on investments -- net                                     (720,435)
                      Unrealized appreciation on investments -- net                                               10,956,940
                                                                                                                ------------
                      Net assets                                                                                $141,605,503
                                                                                                                ============

Net Asset Value:      Class A -- Based on net assets of $21,217,218 and 1,836,763 shares
                      of beneficial interest outstanding                                                              $11.55
                                                                                                                ============
                      Class B -- Based on net assets of $105,823,528 and 9,161,058 shares
                      of beneficial interest outstanding                                                              $11.55
                                                                                                                ============
                      Class C -- Based on net assets of $7,160,823 and 619,857 shares
                      of beneficial interest outstanding                                                              $11.55
                                                                                                                ============
                      Class D -- Based on net assets of $7,403,934 and 640,298 shares
                      of beneficial interest outstanding                                                              $11.56
                                                                                                                ============

                      See Notes to Financial Statements.






Statement of Operations

                                                                                                      For the Six Months Ended
                                                                                                              January 31, 1998

Investment Income      Interest and amortization of premium and discount earned                                     $4,202,044
(Note 1d):

Expenses:              Investment advisory fees (Note 2)                                     $393,019
                       Account maintenance and distribution fees -- Class B (Note 2)          271,301
                       Accounting services (Note 2)                                            38,192
                       Professional fees                                                       30,888
                       Transfer agent fees -- Class B (Note 2)                                 27,261
                       Account maintenance and distribution fees -- Class C (Note 2)           20,299
                       Printing and shareholder reports                                        14,449
                       Registration fees (Note 1e)                                              7,716
                       Custodian fees                                                           4,398
                       Transfer agent fees -- Class A (Note 2)                                  4,375
                       Pricing fees                                                             4,367
                       Trustees' fees and expenses                                              3,869
                       Account maintenance fees -- Class D (Note 2)                             3,157
                       Transfer agent fees -- Class C (Note 2)                                  1,708
                       Transfer agent fees -- Class D (Note 2)                                  1,298
                       Other                                                                    1,916
                                                                                           ----------
                       Total expenses                                                                                  828,213
                                                                                                                    ----------
                       Investment income -- net                                                                      3,373,831
                                                                                                                    ----------

Realized &             Realized gain on investments -- net                                                           1,620,876
Unrealized             Change in unrealized appreciation on investments -- net                                        (164,208)
Gain (Loss) on                                                                                                      ----------
Investments -- Net     Net Increase in Net Assets Resulting from Operations                                         $4,830,499
(Notes 1b, 1d & 3):                                                                                                 ==========

                       See Notes to Financial Statements.






Statements of Changes in Net Assets

                                                                                               For the Six       For the
                                                                                              Months Ended     Year Ended
                                                                                               January 31,       July 31,
Increase (Decrease) in Net Assets:                                                                1998            1997

Operations:          Investment income -- net                                                   $3,373,831     $7,159,197
                     Realized gain on investments -- net                                         1,620,876      1,919,585
                     Change in unrealized appreciation on investments -- net                      (164,208)     3,613,001
                                                                                              ------------   ------------
                     Net increase in net assets resulting from operations                        4,830,499     12,691,783
                                                                                              ------------   ------------

Dividends &          Investment income -- net:
Distributions to     Class A                                                                      (547,948)    (1,144,917)
Shareholders         Class B                                                                    (2,513,454)    (5,531,327)
(Note 1f):           Class C                                                                      (153,325)      (252,297)
                     Class D                                                                      (159,104)      (230,656)
                     Realized gain on investments -- net:
                     Class A                                                                      (279,469)       (52,975)
                     Class B                                                                    (1,417,208)      (290,647)
                     Class C                                                                       (93,063)       (13,183)
                     Class D                                                                       (94,027)       (10,473)
                                                                                              ------------   ------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders                                                            (5,257,598)    (7,526,475)
                                                                                              ------------   ------------

Beneficial Interest  Net increase (decrease) in net assets derived from benficial interest
Transactions         transactions                                                                  291,048    (13,919,756)
(Note 4):                                                                                     ------------   ------------

Net Assets:          Total decrease in net assets                                                 (136,051)    (8,754,448)
                     Beginning of period                                                       141,741,554    150,496,002
                                                                                              ------------   ------------
                     End of period                                                            $141,605,503   $141,741,554
                                                                                              ============   ============

                     See Notes to Financial Statements.






Financial Highlights

                                                                                        Class A

                                                               For the Six
The following per share data and ratios have been derived     Months Ended
from information provided in the financial statements.         January 31,         For the Year Ended July 31,
                                                                  1998       1997        1996       1995        1994
Increase (Decrease) in Net Asset Value:

Per Share             Net asset value, beginning of period       $11.59       $11.17      $11.07     $11.00      $11.39
Operating                                                       -------      -------     -------    -------     -------
Performance:          Investment income -- net                      .30          .60         .61        .62         .60
                      Realized and unrealized gain (loss) on
                      investments -- net                            .11          .45         .10        .07        (.33)
                                                                -------      -------     -------    -------     -------
                      Total from investment operations              .41         1.05         .71        .69         .27
                                                                -------      -------     -------    -------     -------
                      Less dividends and distributions:
                      Investment income -- net                     (.30)        (.60)       (.61)      (.62)       (.60)
                      Realized gain on investments -- net          (.15)        (.03)         --         --        (.04)
                      In excess of realized gain on
                      investments -- net                             --           --          --         --        (.02)
                                                                -------      -------     -------    -------     -------
                      Total dividends and distributions            (.45)        (.63)       (.61)      (.62)       (.66)
                                                                -------      -------     -------    -------     -------
                      Net asset value, end of period             $11.55       $11.59      $11.17     $11.07      $11.00
                                                                =======      =======     =======    =======     =======

Total Investment      Based on net asset value per share           3.64%++++    9.72%       6.53%      6.54%       2.37%
Return:**                                                       =======      =======     =======    =======     =======

Ratios to             Expenses                                      .74%*        .74%        .76%       .77%        .75%
Average                                                         =======      =======     =======    =======     =======
Net Assets:           Investment income -- net                     5.14%*       5.36%       5.41%      5.72%       5.30%
                                                                =======      =======     =======    =======     =======

Supplemental          Net assets, end of period (in thousands)  $21,217      $21,179     $21,626    $23,040     $28,239
Data:                                                           =======      =======     =======    =======     =======
                      Portfolio turnover                          20.57%       49.82%      58.33%     59.17%      37.73%
                                                                =======      =======     =======    =======     =======

                    * Annualized.
                   ** Total investment returns exclude the effects of sales loads.
                 ++++ Aggregate total investment return.

                      See Notes to Financial Statements.






                                                                                        Class B

                                                               For the Six
The following per share data and ratios have been derived     Months Ended
from information provided in the financial statements.         January 31,           For the Year Ended July 31,
                                                                  1998         1997        1996       1995        1994
Increase (Decrease) in Net Asset Value:

Per Share             Net asset value, beginning of period        $11.59        $11.17      $11.07     $11.00      $11.39
Operating                                                       --------      --------    --------   --------    --------
Performance:          Investment income -- net                       .27           .55         .55        .56         .54
                      Realized and unrealized gain (loss) on
                      investments -- net                             .11           .45         .10        .07        (.33)
                                                                --------      --------    --------   --------    --------
                      Total from investment operations               .38          1.00         .65        .63         .21
                                                                --------      --------    --------   --------    --------
                      Less dividends and distributions:
                      Investment income -- net                      (.27)         (.55)       (.55)      (.56)       (.54)
                      Realized gain on investments -- net           (.15)         (.03)         --         --        (.04)
                      In excess of realized gain on
                      investments -- net                              --            --          --         --        (.02)
                                                                --------      --------    --------   --------    --------
                      Total dividends and distributions             (.42)         (.58)       (.55)      (.56)       (.60)
                                                                --------      --------    --------   --------    --------
                      Net asset value, end of period              $11.55        $11.59      $11.17     $11.07      $11.00
                                                                ========      ========    ========   ========    ========

Total Investment      Based on net asset value per share            3.37%++++     9.17%       5.98%      6.00%       1.86%
Return:**                                                       ========      ========    ========   ========    ========

Ratios to             Expenses                                      1.25%*        1.25%       1.27%      1.28%       1.25%
Average                                                         ========      ========    ========   ========    ========
Net Assets:           Investment income -- net                      4.63%*        4.85%       4.91%      5.21%       4.80%
                                                                ========      ========    ========   ========    ========

Supplemental          Net assets, end of period (in thousands). $105,824      $109,070    $120,565   $123,260    $130,418
Data:                                                           ========      ========    ========   ========    ========
                      Portfolio turnover                           20.57%        49.82%      58.33%     59.17%      37.73%
                                                                ========      ========    ========   ========    ========

                    * Annualized.
                   ** Total investment returns exclude the effects of sales loads.
                 ++++ Aggregate total investment return.

                      See Notes to Financial Statements.






                                                                                          Class C

                                                                         For the                           For the
                                                                           Six                             Period
The following  per share data and ratios have been derived                Months         For the Year      Oct. 21,
from information provided in the financial statements.                    Ended            Ended           1994+ to
                                                                         Jan. 31,         July 31,         July 31,
                                                                          1998        1997       1996       1995
Increase (Decrease) in Net Asset Value:

Per Share              Net asset value, beginning of period                $11.59      $11.17     $11.07     $10.68
Operating                                                                  ------      ------     ------     ------
Performance:           Investment income -- net                               .26         .53        .54        .43
                       Realized and unrealized gain on
                       investments -- net                                     .11         .45        .10        .39
                                                                           ------      ------     ------     ------
                       Total from investment operations                       .37         .98        .64        .82
                                                                           ------      ------     ------     ------
                       Less dividends and distributions:
                       Investment income -- net                              (.26)       (.53)      (.54)      (.43)
                       Realized gain on investments -- net                   (.15)       (.03)        --         --
                                                                           ------      ------     ------     ------
                       Total dividends and distributions                     (.41)       (.56)      (.54)      (.43)
                                                                           ------      ------     ------     ------
                       Net asset value, end of period                      $11.55      $11.59     $11.17     $11.07
                                                                           ======      ======     ======     ======

Total Investment       Based on net asset value per share                    3.32%++++   9.06%      5.87%      7.83%++++
Return:**                                                                  ======      ======     ======     ======

Ratios to              Expenses                                              1.35%*      1.35%      1.37%      1.38%*
Average                                                                    ======      ======     ======     ======
Net Assets:            Investment income -- net                              4.53%*      4.75%      4.80%      5.05%*
                                                                           ======      ======     ======     ======

Supplemental           Net assets, end of period (in thousands)            $7,161      $6,145     $4,722     $1,868
Data:                                                                      ======      ======     ======     ======
                       Portfolio turnover                                   20.57%      49.82%     58.33%     59.17%
                                                                           ======      ======     ======     ======

                     * Annualized.
                    ** Total investment returns exclude the effects of sales loads.
                     + Commencement of operations.
                  ++++ Aggregate total investment return.

                       See Notes to Financial Statements.






                                                                                          Class D

                                                                         For the                           For the
                                                                           Six                             Period
The following  per share data and ratios have been derived                Months         For the Year      Oct. 21,
from information provided in the financial statements.                    Ended            Ended           1994+ to
                                                                         Jan. 31,         July 31,         July 31,
                                                                          1998        1997       1996       1995
Increase (Decrease) in Net Asset Value:

Per Share              Net asset value, beginning of period                $11.60      $11.18     $11.08     $10.68
Operating                                                                  ------      ------     ------     ------
Performance:           Investment income -- net                               .29         .59        .60        .47
                       Realized and unrealized gain on
                       investments -- net                                     .11         .45        .10        .40
                                                                           ------      ------     ------     ------
                       Total from investment operations                       .40        1.04        .70        .87
                                                                           ------      ------     ------     ------
                       Less dividends and distributions:
                       Investment income -- net                              (.29)       (.59)      (.60)      (.47)
                       Realized gain on investments -- net                   (.15)       (.03)        --         --
                                                                           ------      ------     ------     ------
                       Total dividends and distributions                     (.44)       (.62)      (.60)      (.47)
                                                                           ------      ------     ------     ------
                       Net asset value, end of period                      $11.56      $11.60     $11.18     $11.08
                                                                           ======      ======     ======     ======

Total Investment       Based on net asset value per share                    3.59%++++   9.61%      6.42%      8.36%++++
Return:**                                                                  ======      ======     ======     ======

Ratios to              Expenses                                               .84%*       .84%       .86%       .87%*
Average                                                                    ======      ======     ======     ======
Net Assets:            Investment income -- net                              5.04%*      5.26%      5.31%      5.65%*
                                                                           ======      ======     ======     ======

Supplemental           Net assets, end of period (in thousands)            $7,404      $5,348     $3,583     $2,630
Data:                                                                      ======      ======     ======     ======
                       Portfolio turnover                                   20.57%      49.82%     58.33%     59.17%
                                                                           ======      ======     ======     ======

                     * Annualized.
                    ** Total investment returns exclude the effects of sales loads.
                     + Commencement of operations.
                  ++++ Aggregate total investment return.

                       See Notes to Financial Statements.




Merrill Lynch Pennsylvania Municipal Bond Fund        January 31, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Pennsylvania Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

[bullet] Financial futures contracts -- The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                 Account                 Distribution
             Maintenance Fee                 Fee

Class B          0.25%                      0.25%
Class C          0.25%                      0.35%
Class D          0.10%                        --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                 MLFD                       MLPF&S

Class A          $205                       $2,191
Class D          $929                       $6,231

For the six months ended January 31, 1998, MLPF&S received contingent deferred sales charges of $77,458 and $1,009 relating to transactions in Class B and Class C Shares, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1998 were $28,044,276 and $30,288,439, respectively.

Net realized and unrealized gains as of January 31, 1998 were as follows:

                                   Realized           Unrealized
                                    Gains               Gains

Long-term investments            $1,620,876          $10,956,940
                                -----------          -----------
Total                            $1,620,876          $10,956,940
                                ===========          ===========

As of January 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $10,956,940, of which $11,032,395 related to appreciated securities and $75,455 related to depreciated securities. The aggregate cost of investments at January 31, 1998 for Federal income tax purposes was $130,292,019.

4. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions was $291,048 and $(13,919,756) for the six months ended January 31, 1998 and for the year ended July 31, 1997, respectively.

Transactions in shares of beneficial interest for each class were as follows:

Class A Shares for the Six Months                         Dollar
Ended January 31, 1998              Shares                Amount

Shares sold                         68,503               $789,200
Shares issued to shareholders
in reinvestment of
dividends and distributions         39,960                459,823
                                ----------             ----------
Total issued                       108,463              1,249,023
Shares redeemed                    (99,591)            (1,146,793)
                                ----------             ----------
Net increase                         8,872               $102,230
                                ==========             ==========

Class A Shares for the Year                               Dollar
Ended July 31, 1997                 Shares                Amount

Shares sold                        463,882             $5,214,824
Shares issued to shareholders
in reinvestment of
dividends and distributions         56,819                639,033
                                ----------             ----------
Total issued                       520,701              5,853,857
Shares redeemed                   (628,409)            (7,047,455)
                                ----------             ----------
Net decrease                      (107,708)           $(1,193,598)
                                ==========             ==========

Class B Shares for the Six Months                         Dollar
Ended January 31, 1998              Shares                Amount

Shares sold                        521,019             $6,003,616
Shares issued to shareholders
in reinvestment of
dividends and distributions        173,051              1,991,248
                                ----------             ----------
Total issued                       694,070              7,994,864
Automatic conversion
of shares                           (8,916)              (102,667)
Shares redeemed                   (937,646)           (10,809,582)
                                ----------             ----------
Net decrease                      (252,492)           $(2,917,385)
                                ==========             ==========

Class B Shares for the Year                               Dollar
Ended July 31, 1997                 Shares                Amount

Shares sold                      1,104,640            $12,428,694
Shares issued to shareholders
in reinvestment of
dividends and distributions        254,749              2,864,821
                                ----------             ----------
Total issued                     1,359,389             15,293,515
Automatic conversion
of shares                          (52,791)              (595,361)
Shares redeemed                 (2,684,513)           (30,214,153)
                                ----------             ----------
Net decrease                    (1,377,915)          $(15,515,999)
                                ==========             ==========

Class C Shares for the Six Months                         Dollar
Ended January 31, 1998              Shares                Amount

Shares sold                        128,911             $1,485,977
Shares issued to shareholders
in reinvestment of
dividends and distributions         15,630                179,879
                                ----------             ----------
Total issued                       144,541              1,665,856
Shares redeemed                    (54,987)              (634,510)
                                ----------             ----------
Net increase                        89,554             $1,031,346
                                ==========             ==========

Class C Shares for the Year                               Dollar
Ended July 31, 1997                 Shares                Amount

Shares sold                        185,567             $2,085,866
Shares issued to shareholders
in reinvestment of
dividends and distributions         15,175                170,763
                                ----------             ----------
Total issued                       200,742              2,256,629
Shares redeemed                    (93,032)            (1,044,842)
                                ----------             ----------
Net increase                       107,710             $1,211,787
                                ==========             ==========

Class D Shares for the Six Months                         Dollar
Ended January 31, 1998              Shares                Amount

Shares sold                        185,779             $2,153,354
Automatic conversion
of shares                            8,906                102,667
Shares issued to shareholders
in reinvestment of
dividends and distributions         12,713                146,502
                                ----------             ----------
Total issued                       207,398              2,402,523
Shares redeemed                    (28,185)              (327,666)
                                ----------             ----------
Net increase                       179,213             $2,074,857
                                ==========             ==========

Class D Shares for the Year                               Dollar
Ended July 31, 1997                 Shares                Amount

Shares sold                        215,211             $2,406,083
Automatic conversion
of shares                           52,734                595,361
Shares issued to shareholders
in reinvestment of
dividends and distributions         12,040                135,638
                                ----------             ----------
Total issued                       279,985              3,137,082
Shares redeemed                   (139,318)            (1,559,028)
                                ----------             ----------
Net increase                       140,667             $1,578,054
                                ==========             ==========


OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
William R. Bock, Vice President
Donald C. Burke, Vice President
Kenneth A. Jacob, Vice President
Gerald M. Richard, Treasurer
Robert E. Putney, III, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863